Note 9 - Other Borrowings (Detail) - Other Borrowings (Parentheticals)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Secured Note at 2.18% [Member]
Interest rate	2.18%	2.18%
Secured Note at 4.25% [Member]
Interest rate	4.25%	4.25%
Secured Note at 4.2% [Member]
Interest rate	4.20%	4.20%
Secured Note at 3.95% [Member]
Interest rate	3.95%	3.95%
Average Outstanding Rate (Member)
Average outstanding rate	0.17%	0.17%